TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectus

and Statement of Additional Information

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Transamerica PIMCO Total Return VP

Effective immediately, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica PIMCO Total Return VP under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Pacific Investment Management Company LLC
Portfolio Managers:
Michael Cudzil	Portfolio Manager	since October 2022
Mark R. Kiesel	Portfolio Manager	since October 2014
Mohit Mittal	Portfolio Manager	since December 2019

Effective immediately, the following replaces the information in the Prospectus for Transamerica PIMCO Total Return VP under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years

Michael Cudzil	Pacific Investment Management Company LLC	Portfolio manager of the portfolio since 2022; Employee of Pacific Investment Management Company LLC since 2012; Managing Director

Mark R. Kiesel	Pacific Investment Management Company LLC	Portfolio manager of the portfolio since 2014; Employee of Pacific Investment Management Company LLC since 1996; Managing Director, global head of corporate bond portfolio management

Mohit Mittal	Pacific Investment Management Company LLC	Portfolio manager of the portfolio since 2019; Employee of Pacific Investment Management Company LLC since 2007; Managing Director

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Effective immediately, the following replaces the corresponding information in the Statement of Additional Information for Transamerica PIMCO Total Return VP under the section in Appendix B entitled “Portfolio Managers – Pacific Investment Management Company LLC (“PIMCO”)”:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Michael Cudzil*	16	$13.24 billion	6	$7.44 billion	60	$19.61 billion
Mark R. Kiesel	22	$156.23 billion	53	$94.74 billion	94	$73.65 billion
Mohit Mittal	31	$133.27 billion	21	$37.55 billion	145	$108.45 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Michael Cudzil*	0	$0	2	$7.11 billion	4	$662.49 million
Mark R. Kiesel	0	$0	8	$45.26 billion	5	$3.23 billion
Mohit Mittal	0	$0	2	$2.93 billion	7	$2.24 billion

*As of September 30, 2022

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Investors Should Retain this Supplement for Future Reference

October 7, 2022